Right of Use Assets - Reconciliation of changes of the right of use assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance	$ 146	$ 52
Transfers to right-of-use assets		(1)
Additions to right-of-use assets	16	81
Depreciation, right-of-use assets	(21)	(18)
Changes in foreign exchange rates		(1)
Right-of-use assets, ending balance	141	146	$ 52
Land
Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance	58	29
Transfers to right-of-use assets		0
Additions to right-of-use assets	3	32
Depreciation, right-of-use assets	(3)	(1)
Changes in foreign exchange rates		(1)
Right-of-use assets, ending balance	58	58	29
Buildings
Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance	16	22
Transfers to right-of-use assets		0
Additions to right-of-use assets	13	2
Depreciation, right-of-use assets	(5)	(4)
Changes in foreign exchange rates		0
Right-of-use assets, ending balance	24	16	22
Vehicles
Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance	2	1
Transfers to right-of-use assets		0
Additions to right-of-use assets	0	0
Depreciation, right-of-use assets	(1)	(2)
Changes in foreign exchange rates		0
Right-of-use assets, ending balance	1	2	1
Equipment
Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance	25	0
Transfers to right-of-use assets		(1)
Additions to right-of-use assets	0	2
Depreciation, right-of-use assets	(9)	(11)
Changes in foreign exchange rates		0
Right-of-use assets, ending balance	16	25	0
Pipeline
Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance	45	0
Transfers to right-of-use assets		0
Additions to right-of-use assets	0	45
Depreciation, right-of-use assets	(3)	0
Changes in foreign exchange rates		0
Right-of-use assets, ending balance	$ 42	45	0
IFRS 16
Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance		85
Adjustments on recognition			(5)
Transfers to right-of-use assets			(38)
Right-of-use assets, ending balance			85
IFRS 16 | Land
Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance		28
Adjustments on recognition			(1)
Transfers to right-of-use assets			0
Right-of-use assets, ending balance			28
IFRS 16 | Buildings
Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance		18
Adjustments on recognition			(4)
Transfers to right-of-use assets			0
Right-of-use assets, ending balance			18
IFRS 16 | Vehicles
Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance		4
Adjustments on recognition			0
Transfers to right-of-use assets			(3)
Right-of-use assets, ending balance			4
IFRS 16 | Equipment
Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance		35
Adjustments on recognition			0
Transfers to right-of-use assets			(35)
Right-of-use assets, ending balance			35
IFRS 16 | Pipeline
Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance		$ 0
Adjustments on recognition			0
Transfers to right-of-use assets			0
Right-of-use assets, ending balance			$ 0